EMPLOYEE STOCK OWNERSHIP PLAN (Details) (USD $)	0 Months Ended	12 Months Ended
	Oct. 09, 2013	Dec. 31, 2014	Dec. 31, 2013
Employee Stock Ownership Plan
Purchase of common stock by ESOP (in shares)	112,534	150,867
ESOP related expense		$ 50,000	$ 44,000
Employee stock ownership plan
Employee Stock Ownership Plan
Shares allocated under plan	70,554
Total shares under plan	183,088
Shares unallocated under plan		108,783
Term of note		30 years
Borrowed amount		1,100,000
Fair value of allocated shares subject to repurchase obligation		909,000	646,000
Contributions to the ESOP		58,000	58,000
Dividends on unallocated ESOP		49,000
ESOP related expense		$ 50,000	$ 44,000